1095 Avenue of the Americas
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+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

LISA R. PRICE

lisa.price@dechert.com
+1 212 649 8795 Direct
+1 212 698 0495 Fax

April 18, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 333-52965 and 811-08767

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby submit for filing exhibits containing interactive data format risk/return summary information for UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (“Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectus (“Prospectus”) filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on April 13, 2012.

The Prospectus was originally filed with Post-Effective Amendment No. 31 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 212.649.8795 or Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price

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